Collaboration and Licensing Agreements - Additional Information (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 17, 2018	Oct. 31, 2020	May 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Collaboration and Licensing Agreements:
Net proceeds from sales of common stock under open market sales agreement					$ 1,117
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing		60.00%
Potential sales-based milestone payments		$ 240,000
Number of days to terminate agreement				60 days
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing			50.00%
License Agreement with Maruishi Pharmaceutical Co. Ltd [Member]
Collaboration and Licensing Agreements:
Earned milestone payment					$ 1,449
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing		40.00%
Affiliated Entity | CSL Vifor | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing		40.00%
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Number of days to terminate agreement	60 days
Termination notice effective period	12 months
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd | Maximum [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Potential milestone payments	$ 440,000